Interests in Subsidiaries - Additional Information (Details) - shares shares in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest		50.00%	50.00%
PT Bentoel Internasional Investama Tbk
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest	92.00%	92.00%
Shares sold in non-controlling interest				984
Percentage of share sold in non-controlling interest				14.00%
Total return swap entered, shares	1,684	971
Percentage of total return swap of issued capital		7.00%
Effective interest recognise of net assets		99.00%
Tisak d.d.
Disclosure of Significant Investments in Subsidiaries [Line Items]
Investment percentage		42.00%